Schedule of Investments - Treasury Bills (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Fair Value	$ 30,999,256	$ 50,498,119
U.S. Treasury Bills, 0.015% due January 17, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		0.81%
Fair Value		499,997
Face Value		500,000
U.S. Treasury Bills, 0.075% due January 31, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		4.81%
Fair Value		2,999,940
Face Value		3,000,000
U.S. Treasury Bills, 0.09% due February 21, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		73.78%
Fair Value		45,998,252
Face Value		46,000,000
U.S. Treasury Bills, 0.04% due March 21, 2013 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		1.60%
Fair Value		999,930
Face Value		1,000,000
United States Treasury Obligations [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets		81.00%
Fair Value		50,498,119
Us Treasury Bills, 0.080% due February 20, 2014 [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	96.22%
Fair Value	30,999,256
Face Value	31,000,000
United States Treasury Obligations [Member]
Schedule of Investments [Line Items]
Percentage of Net Assets	96.22%
Fair Value	$ 30,999,256